Interest income and expenses, and similar accounts - Summary of interest income and expenses calculated using effective interest rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 4,499,854	S/ 4,557,302	S/ 4,769,395
Financial liabilities measured at amortized cost	938,480	1,109,906	1,353,929
Financial assets measured at amortized cost [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	3,571,194	3,787,584	4,045,599
Financial assets measured at fair value through other comprehensive income [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 928,660	S/ 769,718	S/ 723,796